UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F
                               Form 13F COVER PAGE
Report for the Calendar Year or Quarter Ended: 3/31/2011
Check here if Amendment []; Amendment Number:
                                               -------
This Amendment (Check only one.):               [] is a restatement.
                                                [] adds new holdings entries.

Institutional Investment Manager Filing this Report:


Name:      Matrix Asset Advisors, Inc.

Address:   747 Third Avenue, 31st Floor
           New York, NY  10017


Form 13F File Number: 028-05690


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Persons Signing this Report on Behalf of Reporting Manager:

Name:   David A. Katz
Title:  President
Phone:  (212) 486-2004

Signature,  Place,  and  Date  of  Signing:

/s/ David A. Katz                  747 Third Avenue NY, NY 10017      5/12/2011
---------------------------------  ---------------------------------  ----------
[Signature]                        [City, State]                      [Date]



Report  Type  (Check  only  one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                    1

Form 13F Information Table Entry Total:              88

Form 13F Information Table Value Total:  $      881,157
                                         --------------
                                         (In Thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No.   Form 13F File Number  Name

1     028-12230             Alps Advisers, Inc.
----  --------------------  ----------------------------------------------------



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
                                                  FORM 13F INFORMATION TABLE

           COLUMN 1               COLUMN 2    COLUMN 3  COLUMN 4     COLUMN 5       COLUMN 6  COLUMN 7      COLUMN 8
------------------------------ -------------- --------- -------- ----------------- ---------- -------- -------------------
                                                         VALUE   SHRS OR  SH/ PUT/ INVESTMENT  OTHER    VOTING AUTHORITY
        NAME OF ISSUER         TITLE OF CLASS   CUSIP   (x$1000) PRN AMT  PRN CALL DISCRETION MANAGERS  SOLE   SHARED NONE
------------------------------ -------------- --------- -------- -------- --- ---- ---------- -------- ------- ------ ----
3M Company                     COM            88579y101     1687    18045 SH       SOLE       0          18045      0    0
AFLAC, Inc.                    COM            001055102      206     3895 SH       SOLE       0           3895      0    0
AT&T Inc.                      COM            00206r102      249     8145 SH       SOLE       0           8145      0    0
Abbott Laboratories            COM            002824100     2151    43850 SH       SOLE       0          43850      0    0
Ace Ltd                        COM            G0070K103     1379    21310 SH       SOLE       0          21310      0    0
Alcoa Inc.                     COM            013817101    26803  1518566 SH       SOLE       410000   1108566      0    0
American Electric Power Co Inc COM            025537101      403    11460 SH       SOLE       0          11460      0    0
American Express Co.           COM            025816109    21320   471682 SH       SOLE       129500    342182      0    0
Analog Devices                 COM            032654105    23986   609080 SH       SOLE       172000    437080      0    0
Apache                         COM            037411105     1838    14041 SH       SOLE       0          14041      0    0
Archer-Daniels-Midland Co.     COM            039483102    18237   506433 SH       SOLE       128000    378433      0    0
Automatic Data Processing      COM            053015103      428     8350 SH       SOLE       0           8350      0    0
BB&T Corporation               COM            054937107    15094   549858 SH       SOLE       140000    409858      0    0
Bank of America Corp.          COM            060505104    20219  1516822 SH       SOLE       367429   1149393      0    0
Bank of New York Mellon Corp.  COM            064058100    23618   790708 SH       SOLE       226000    564708      0    0
Bristol-Myers                  COM            110122108    18712   707980 SH       SOLE       198800    509180      0    0
CBIZ Inc                       COM            124805102       73    10098 SH       SOLE       0          10098      0    0
CSX Corp.                      COM            126408103     2273    28920 SH       SOLE       0          28920      0    0
CVS Caremark Corp.             COM            126650100     8673   252705 SH       SOLE       49000     203705      0    0
Carnival Cruise Lines Inc Cl.  COM            143658300    18581   484383 SH       SOLE       140000    344383      0    0
Chevron Corp.                  COM            166764100    28514   265423 SH       SOLE       63000     202423      0    0
China Youth Media Inc          COM            16947Y107        0    20000 SH       SOLE       0          20000      0    0
Church & Dwight                COM            171340102     1463    18440 SH       SOLE       0          18440      0    0
Cisco Systems Inc              COM            17275R102    23041  1343511 SH       SOLE       330000   1013511      0    0
Coca-Cola Co.                  COM            191216100    15801   238139 SH       SOLE       43000     195139      0    0
Comcast Corp. - Special Class  COM            20030N200     3266   140655 SH       SOLE       0         140655      0    0
Compugen Ltd                   COM            011768504      257    50000 SH       SOLE       0          50000      0    0
ConocoPhillips                 COM            20825c104    33146   415049 SH       SOLE       111000    304049      0    0
Consolidated Edison, Inc.      COM            209115104      384     7565 SH       SOLE       0           7565      0    0
Continuecare Corp.             COM            212172100      535   100000 SH       SOLE       0         100000      0    0
Corning Inc.                   COM            219350105    26205  1270222 SH       SOLE       345000    925222      0    0
Covidien Plc                   COM            G2554F113    10394   200108 SH       SOLE       40000     160108      0    0
Dell Inc                       COM            24702r101    23626  1628281 SH       SOLE       427000   1201281      0    0
Devon Energy Co.               COM            25179m103    32521   354377 SH       SOLE       89000     265377      0    0
Dominion Resources             COM            257470104      384     8595 SH       SOLE       0           8595      0    0
Duke Energy Corporation        COM            26441c105      356    19616 SH       SOLE       0          19616      0    0
Ebay Inc                       COM            278642103    30379   978699 SH       SOLE       258000    720699      0    0
Expedia Inc.                   COM            30212p105     6214   274215 SH       SOLE       78000     196215      0    0
Exxon Mobil Corporation        COM            30231g102     4870    57885 SH       SOLE       0          57885      0    0
General Electric Co.           COM            369604103     1088    54245 SH       SOLE       0          54245      0    0
General Mills                  COM            370334104      374    10222 SH       SOLE       0          10222      0    0
H.J. Heinz Company             COM            423074103      362     7415 SH       SOLE       0           7415      0    0
Harris Corp.                   COM            413875105     7265   146475 SH       SOLE       23500     122975      0    0
Hewlett-Packard Co.            COM            428236103     2003    48882 SH       SOLE       0          48882      0    0
Honeywell International        COM            438516106      206     3445 SH       SOLE       0           3445      0    0
Intel Corporation              COM            458140100      420    20819 SH       SOLE       0          20819      0    0
International Business Machine COM            459200101     6477    39720 SH       SOLE       3500       36220      0    0
J. P. Morgan Chase & Co.       COM            46625H100    29903   648648 SH       SOLE       162000    486648      0    0
Johnson & Johnson              COM            478160104     1737    29312 SH       SOLE       0          29312      0    0
Kellogg Company                COM            487836108      287     5315 SH       SOLE       0           5315      0    0
Kimberly Clark Inc.            COM            494368103      395     6050 SH       SOLE       0           6050      0    0
Kraft Foods Inc - A            COM            50075n104      387    12355 SH       SOLE       0          12355      0    0
McGraw Hill Inc.               COM            580645109    25705   652413 SH       SOLE       181000    471413      0    0
Merck & Co., Inc.              COM            58933Y105      732    22176 SH       SOLE       0          22176      0    0
MetLife Inc.                   COM            59156r108     9234   206445 SH       SOLE       44400     162045      0    0
MicroIslet, Inc.               COM            59507q106        0    39000 SH       SOLE       0          39000      0    0
Microsoft Corporation          COM            594918104    23737   935993 SH       SOLE       206500    729493      0    0
Monster Worldwide Inc.         COM            611742107    26168  1645810 SH       SOLE       442000   1203810      0    0
Morgan Stanley                 COM            617446448    20799   761299 SH       SOLE       190000    571299      0    0
New York Bankcorp, Inc.        COM            649445103      358    20760 SH       SOLE       0          20760      0    0

                                                  FORM 13F INFORMATION TABLE

           COLUMN 1               COLUMN 2    COLUMN 3  COLUMN 4     COLUMN 5       COLUMN 6  COLUMN 7      COLUMN 8
------------------------------ -------------- --------- -------- ----------------- ---------- -------- -------------------
                                                         VALUE   SHRS OR  SH/ PUT/ INVESTMENT  OTHER    VOTING AUTHORITY
        NAME OF ISSUER         TITLE OF CLASS   CUSIP   (x$1000) PRN AMT  PRN CALL DISCRETION MANAGERS  SOLE   SHARED NONE
------------------------------ -------------- --------- -------- -------- --- ---- ---------- -------- ------- ------ ----
Oracle Corp.                   COM            68389X105     2651    79295 SH       SOLE       0          79295      0    0
Pepsico, Inc.                  COM            713448108      300     4660 SH       SOLE       0           4660      0    0
Procter & Gamble Co            COM            742718109    16726   271523 SH       SOLE       65000     206523      0    0
Rockwell Collins Inc.          COM            774341101     2107    32500 SH       SOLE       0          32500      0    0
Royal Dutch Shell PLC CL B     COM            780259107      542     7405 SH       SOLE       0           7405      0    0
Southern Co.                   COM            842587107      397    10421 SH       SOLE       0          10421      0    0
St. Jude Medical Inc.          COM            790849103    23678   461915 SH       SOLE       135000    326915      0    0
Staples Inc.                   COM            855030102    21517  1108003 SH       SOLE       285000    823003      0    0
State Street Corp.             COM            857477103    25342   563907 SH       SOLE       156000    407907      0    0
Sysco Corp.                    COM            871829107      346    12495 SH       SOLE       0          12495      0    0
TE Connectivity Ltd.           COM            H84989104    14976   430088 SH       SOLE       130000    300088      0    0
Thermo Fisher Scientific       COM            883556102     2001    36020 SH       SOLE       0          36020      0    0
Tidewater Inc.                 COM            886423102    27297   456084 SH       SOLE       124000    332084      0    0
Time Warner Cable              COM            88732J207     1903    26681 SH       SOLE       0          26681      0    0
Time Warner Inc                COM            887317303     1912    53552 SH       SOLE       0          53552      0    0
United Parcel Service -Cl B    COM            911312106     2289    30800 SH       SOLE       0          30800      0    0
United Tech. Corp.             COM            913017109     2201    26000 SH       SOLE       0          26000      0    0
Valero Energy                  COM            91913Y100    21453   719405 SH       SOLE       199300    520105      0    0
Vodafone Group PLC ADR         COM            92857w209      507    17645 SH       SOLE       0          17645      0    0
Wal-Mart Stores Inc.           COM            931142103      378     7261 SH       SOLE       0           7261      0    0
Walgreen Co.                   COM            931422109    26735   666056 SH       SOLE       175500    490556      0    0
Wells Fargo Company            COM            949746101    26134   824424 SH       SOLE       217000    607424      0    0
Western Union                  COM            959802109    26839  1292189 SH       SOLE       340000    952189      0    0
Winston Pharmaceuticals        COM            975657107        4    10115 SH       SOLE       0          10115      0    0
Wyndham Worldwide Corp         COM            98310w108     1648    51807 SH       SOLE       0          51807      0    0
Zimmer Holdings Inc.           COM            98956P102    26350   435318 SH       SOLE       116000    319318      0    0
E-Kong Group Ltd.                             G2952Q109        1    12500 SH       SOLE       0          12500      0    0
Enviornmental Energy Service                  29406q101        0    10000 SH       SOLE       0          10000      0    0